UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10555

Registrant Name:	PIMCO Corporate & Income Strategy Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	April 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

April 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.3%
Air Methods Corp.
TBD% due 04/05/2024		$100	$100
Avolon Holdings Ltd.
3.243% due 09/20/2020		50	51
3.743% due 03/20/2022		350	356
BMC Software Finance, Inc.
5.000% due 09/10/2020		7,969	8,018
Concordia International Corp.
5.250% due 10/21/2021		1,491	1,013
Forbes Energy Services LLC
6.155% - 7.000% due 04/13/2021		138	123
iHeartCommunications, Inc.
7.743% due 01/30/2019		5,800	4,981
Sequa Corp.
TBD% due 11/26/2021		220	222
TBD% due 04/13/2022		90	92
Sprint Communications, Inc.
3.500% due 02/02/2024		1,600	1,603
Team Health Holdings, Inc.
3.750% due 02/06/2024		300	299
UPC Financing Partnership
3.744% due 04/15/2025		200	201
Westmoreland Coal Co.
7.647% due 12/16/2020		2,089	1,927

Total Loan Participations and Assignments (Cost $19,582)			18,986

CORPORATE BONDS & NOTES 56.6%
BANKING & FINANCE 27.1%
AGFC Capital Trust
2.908% due 01/15/2067		2,300	1,254
Ally Financial, Inc.
8.000% due 11/01/2031 (j)		6,486	7,751
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		109	108
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (g)	EUR	600	677
Banco do Brasil S.A.
6.250% due 04/15/2024 (g)		$4,460	3,930
9.000% due 06/18/2024 (g)		3,827	4,053
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,100	347
4.000% due 01/21/2019 ^		4,300	1,358
4.750% due 01/15/2018 ^		5,100	1,611
Banco Santander S.A.
6.250% due 09/11/2021 (g)		1,300	1,450
Barclays PLC
6.500% due 09/15/2019 (g)		700	797
8.000% due 12/15/2020 (g)		2,100	2,532
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$4,900	4,939
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		4,020	4,281
Cantor Fitzgerald LP
6.500% due 06/17/2022 (j)		8,000	8,843
Credit Agricole S.A.
7.875% due 01/23/2024 (g)(j)		7,530	8,075
Credit Suisse Group AG
7.500% due 12/11/2023 (g)(j)		7,105	7,897
CyrusOne LP
5.000% due 03/15/2024		35	36
5.375% due 03/15/2027		18	19
Deutsche Bank AG
4.250% due 10/14/2021 (j)		2,000	2,071
EPR Properties
4.750% due 12/15/2026 (j)		3,100	3,175
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		3,500	3,751
GSPA Monetization Trust
6.422% due 10/09/2029 (j)		3,748	4,258
HSBC Holdings PLC
6.000% due 09/29/2023 (g)	EUR	3,193	3,850
Jefferies Finance LLC
6.875% due 04/15/2022		$1,000	1,000

7.375% due 04/01/2020		2,100	2,158
7.500% due 04/15/2021		1,444	1,496
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		6,100	6,207
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)	GBP	2,166	3,130
7.875% due 06/27/2029 (g)		1,500	2,236
MPT Operating Partnership LP
5.250% due 08/01/2026		$1,283	1,322
Nationwide Building Society
10.250% due 06/29/2049 (g)	GBP	12	2,319
Navient Corp.
5.500% due 01/15/2019 (j)		$7,425	7,731
5.625% due 08/01/2033		2,290	1,843
Novo Banco S.A.
5.000% due 04/04/2019	EUR	298	277
5.000% due 04/23/2019		508	472
5.000% due 05/14/2019		402	373
5.000% due 05/21/2019		225	209
5.000% due 05/23/2019		224	208
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$1,349	1,423
PHH Corp.
6.375% due 08/15/2021		570	577
7.375% due 09/01/2019		700	756
Rio Oil Finance Trust
9.250% due 07/06/2024		4,068	4,195
9.750% due 01/06/2027		234	241
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		4,070	4,225
8.000% due 08/10/2025 (g)		6,390	6,646
8.625% due 08/15/2021 (g)		1,700	1,839
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (g)	GBP	3,520	4,866
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		$1,900	2,057
6.125% due 02/07/2022		1,500	1,645
Spirit Realty LP
4.450% due 09/15/2026 (j)		1,600	1,589
Springleaf Finance Corp.
5.250% due 12/15/2019		335	340
8.250% due 12/15/2020		2,700	2,965
Tempo Acquisition LLC
6.750% due 06/01/2025 (c)		29	30
Tesco Property Finance PLC
7.623% due 07/13/2039	GBP	420	681
TIG FinCo PLC
8.500% due 03/02/2020		252	335
8.750% due 04/02/2020		11,789	14,954

			157,408

INDUSTRIALS 21.7%
Altice Financing S.A.
7.500% due 05/15/2026		$1,600	1,732
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,688	1,725
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(j)		4,342	4,356
BWAY Holding Co.
5.500% due 04/15/2024		30	30
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		3,246	3,976
9.000% due 02/15/2020 ^		1,854	2,273
11.250% due 06/01/2017 ^		8,039	9,606
Cedar Fair LP
5.375% due 04/15/2027		28	29
Charter Communications Operating LLC
5.375% due 05/01/2047		64	66
Chesapeake Energy Corp.
4.408% due 04/15/2019		115	115
Chobani LLC
7.500% due 04/15/2025		20	21
CommScope Technologies LLC
5.000% due 03/15/2027		2	2
Community Health Systems, Inc.
6.250% due 03/31/2023		158	161
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		890	977
CSN Resources S.A.
6.500% due 07/21/2020		519	422
Cumberland Farms, Inc.
6.750% due 05/01/2025		7	7
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		4,100	4,121

Dynegy, Inc.
8.034% due 02/02/2024		2,297	2,119
Eagle Holding Co. LLC
7.625% due 05/15/2022 (c)(d)		40	41
EW Scripps Co.
5.125% due 05/15/2025		23	24
Ferroglobe PLC
9.375% due 03/01/2022		2,000	2,095
Ford Motor Co.
7.700% due 05/15/2097 (j)		7,830	9,578
Fresh Market, Inc.
9.750% due 05/01/2023 (j)		5,650	4,711
Frontier Finance PLC
8.000% due 03/23/2022	GBP	4,600	5,928
HCA, Inc.
7.500% due 11/15/2095		$1,200	1,188
Hexion, Inc.
10.375% due 02/01/2022		45	46
13.750% due 02/01/2022		46	45
iHeartCommunications, Inc.
9.000% due 09/15/2022		3,440	2,610
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		3,000	2,906
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		10,492	6,125
8.125% due 06/01/2023		1,121	645
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,070	6,787
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (j)		400	440
Kinder Morgan, Inc.
7.800% due 08/01/2031 (j)		3,580	4,561
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		960	823
5.500% due 04/15/2025		770	705
MDC Partners, Inc.
6.500% due 05/01/2024		1,200	1,176
Murphy Oil USA, Inc.
5.625% due 05/01/2027		18	18
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	180	206
New Albertson’s, Inc.
6.570% due 02/23/2028 (j)		$5,600	4,228
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)		997	1,092
QVC, Inc.
5.450% due 08/15/2034		900	835
5.950% due 03/15/2043		1,600	1,505
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,591
Safeway, Inc.
7.250% due 02/01/2031		$1,345	1,308
SFR Group S.A.
7.375% due 05/01/2026 (j)		5,340	5,640
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		2,100	2,155
Spirit Issuer PLC
3.042% due 12/28/2031	GBP	1,000	1,244
6.582% due 12/28/2027		1,400	1,986
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025 (c)		$30	30
Symantec Corp.
5.000% due 04/15/2025		44	46
Team Health Holdings, Inc.
6.375% due 02/01/2025		16	16
Times Square Hotel Trust
8.528% due 08/01/2026		1,709	2,052
Transocean, Inc.
9.000% due 07/15/2023		588	630
UCP, Inc.
8.500% due 10/21/2017		6,000	5,964
Ultra Resources, Inc.
7.125% due 04/15/2025		13	13
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,684	5,314
6.542% due 03/30/2021		1,599	2,261
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$86	88
7.000% due 03/15/2024		165	169
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	300	399

Westmoreland Coal Co.
8.750% due 01/01/2022		$5,955	5,538

			126,500

UTILITIES 7.8%
Frontier Communications Corp.
8.500% due 04/15/2020		2,500	2,653
8.875% due 09/15/2020 (j)		5,845	6,192
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (j)		8,800	8,930
4.375% due 09/19/2022		280	284
6.000% due 11/27/2023 (j)		4,900	5,316
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		8,200	8,743
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		286	174
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		2,600	1,060
6.750% due 10/01/2023 (h)		2,811	1,118
Petrobras Global Finance BV
6.125% due 01/17/2022		175	184
6.250% due 12/14/2026	GBP	4,800	6,449
6.625% due 01/16/2034		100	127
6.750% due 01/27/2041		$2,300	2,179
7.375% due 01/17/2027		220	237
Sprint Capital Corp.
6.900% due 05/01/2019		1,100	1,184
TerraForm Power Operating LLC
6.375% due 02/01/2023		625	648

			45,478

Total Corporate Bonds & Notes (Cost $313,505)			329,386

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		3,400	4,178

Total Convertible Bonds & Notes (Cost $3,400)			4,178

MUNICIPAL BONDS & NOTES 4.6%
CALIFORNIA 0.9%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037		1,220	1,303
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		3,400	3,788

			5,091

ILLINOIS 2.2%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		12,700	12,944
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		60	53
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		110	113

			13,110

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		785	665

WEST VIRGINIA 1.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		44,400	2,266
7.467% due 06/01/2047		5,995	5,798

			8,064

Total Municipal Bonds & Notes (Cost $25,441)			26,930

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
3.000% due 02/25/2043 (a)		60,580	12,582
4.541% due 07/25/2029		850	882
5.241% due 01/25/2029		400	435
6.741% due 07/25/2029		1,150	1,230
Freddie Mac
0.000% due 04/25/2045 - 04/25/2046 (b)(f)		7,850	6,482

0.100% due 04/25/2046 (a)		11,412	28
0.200% due 04/25/2045 (a)		5,683	17
7.923% due 11/25/2055		8,275	4,662
8.541% due 12/25/2027		3,296	3,725
11.741% due 03/25/2025		738	947

Total U.S. Government Agencies (Cost $28,756)			30,990

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.3%
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^		4,871	4,319
6.000% due 01/25/2036 ^		133	123
Banc of America Funding Trust
6.000% due 07/25/2037 ^		361	281
Banc of America Mortgage Trust
3.610% due 03/25/2035		118	114
5.500% due 11/25/2035 ^		2,133	2,085
6.000% due 03/25/2037 ^		456	414
6.500% due 09/25/2033		200	197
BCAP LLC Trust
3.234% due 03/27/2036		2,225	1,215
3.258% due 08/28/2037		6,715	5,333
5.075% due 03/26/2037		1,083	334
8.047% due 07/26/2036		1,678	1,651
Bear Stearns ALT-A Trust
1.491% due 01/25/2036 ^		1,648	1,485
3.151% due 11/25/2036 ^		4,891	3,989
3.220% due 09/25/2047 ^		7,423	5,286
3.319% due 09/25/2035 ^		775	628
3.333% due 08/25/2036 ^		1,148	848
3.556% due 11/25/2035 ^		7,316	6,629
Bear Stearns Commercial Mortgage Securities Trust
5.714% due 04/12/2038		210	164
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		1,419	1,372
Chase Mortgage Finance Trust
3.196% due 12/25/2035 ^		14	13
6.000% due 07/25/2037 ^		995	884
Citigroup Mortgage Loan Trust, Inc.
3.203% due 04/25/2037 ^		320	257
3.797% due 09/25/2037 ^		2,398	1,961
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049		88	64
5.688% due 10/15/2048		4,700	2,596
Commercial Mortgage Loan Trust
6.310% due 12/10/2049		1,973	1,263
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,365	1,055
Countrywide Alternative Loan Trust
5.500% due 03/25/2035		366	286
5.500% due 03/25/2036 ^		192	152
5.750% due 01/25/2035		475	477
5.750% due 02/25/2035		507	484
5.750% due 03/25/2037 ^		917	788
6.000% due 02/25/2035		1,214	1,232
6.000% due 04/25/2036		1,327	1,041
6.000% due 02/25/2037 ^		6,655	4,545
6.000% due 04/25/2037 ^		1,513	1,153
6.000% due 07/25/2037 ^		338	327
6.250% due 12/25/2036 ^		1,764	1,280
6.500% due 08/25/2036 ^		619	410
Countrywide Home Loan Mortgage Pass-Through Trust
3.038% due 09/20/2036 ^		364	292
6.000% due 07/25/2037		2,155	1,722
Credit Suisse Commercial Mortgage Trust
5.870% due 09/15/2040		3,200	3,171
Credit Suisse Mortgage Capital Certificates
3.309% due 10/26/2036		7,404	4,670
Epic Drummond Ltd.
0.499% due 01/25/2022	EUR	135	145
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$5,516	4,606
GS Mortgage Securities Trust
5.622% due 11/10/2039		980	926
GSR Mortgage Loan Trust
3.285% due 08/25/2034		608	581
5.500% due 05/25/2036 ^		507	481
6.000% due 02/25/2036 ^		3,372	2,687
HarborView Mortgage Loan Trust
1.234% due 01/19/2036 ^		5,280	3,567
3.352% due 06/19/2036 ^		8,778	5,446
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,631	2,369
Jefferies Resecuritization Trust
6.000% due 05/26/2036		16,060	11,877

JPMorgan Alternative Loan Trust
3.073% due 03/25/2037 ^		2,094	1,871
6.000% due 12/25/2035 ^		2,181	1,985
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,552	1,338
JPMorgan Mortgage Trust
3.192% due 01/25/2037 ^		887	791
3.342% due 02/25/2036 ^		3,535	3,142
3.361% due 04/25/2037		12	11
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		915	707
5.562% due 02/15/2040		1,339	1,001
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		235	210
Lehman XS Trust
1.211% due 06/25/2047		2,937	2,423
MASTR Alternative Loan Trust
6.750% due 07/25/2036		2,079	1,427
Merrill Lynch Mortgage Investors Trust
3.205% due 03/25/2036 ^		896	651
Mesdag Delta BV
0.000% due 01/25/2020 (f)	EUR	1,288	1,350
Morgan Stanley Capital Trust
6.126% due 06/11/2049		$2,400	2,288
Residential Accredit Loans, Inc. Trust
1.221% due 05/25/2037 ^		252	61
4.218% due 12/26/2034 ^		2,384	1,873
6.000% due 08/25/2036 ^		450	381
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031		655	661
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		3,102	2,137
6.250% due 09/25/2037 ^		2,921	2,092
6.250% due 06/25/2046		1,506	1,259
Residential Funding Mortgage Securities, Inc. Trust
3.994% due 02/25/2037		2,098	1,674
6.500% due 03/25/2032		200	207
Sequoia Mortgage Trust
3.246% due 02/20/2047		474	427
4.237% due 07/20/2037 ^		1,013	896
Structured Adjustable Rate Mortgage Loan Trust
3.139% due 07/25/2035 ^		1,032	890
3.239% due 07/25/2036 ^		8,319	6,186
3.252% due 11/25/2036 ^		3,454	2,654
3.281% due 03/25/2037 ^		3,549	2,434
3.287% due 07/25/2036 ^		806	638
3.297% due 01/25/2036 ^		2,814	2,126
Suntrust Adjustable Rate Mortgage Loan Trust
3.546% due 02/25/2037 ^		463	413
3.608% due 04/25/2037 ^		813	691
WaMu Mortgage Pass-Through Certificates Trust
2.696% due 07/25/2037 ^		576	475
2.995% due 10/25/2036 ^		2,869	2,276
3.090% due 02/25/2037 ^		736	696
4.341% due 07/25/2037 ^		1,333	1,221
Washington Mutual Mortgage Pass-Through Certificates Trust
1.502% due 05/25/2047 ^		242	51
6.000% due 10/25/2035 ^		2,196	1,737
Wells Fargo Mortgage-Backed Securities Trust
3.169% due 07/25/2036 ^		484	485
3.283% due 05/25/2036 ^		92	88

Total Non-Agency Mortgage-Backed Securities (Cost $150,593)			153,199

ASSET-BACKED SECURITIES 18.7%
ACE Securities Corp. Home Equity Loan Trust
1.381% due 02/25/2036		28,639	11,267
Airspeed Ltd.
1.264% due 06/15/2032		3,261	2,710
Argent Securities Trust
1.181% due 03/25/2036		4,126	2,219
Bear Stearns Asset-Backed Securities Trust
1.131% due 10/25/2036 ^		5,750	5,346
6.500% due 10/25/2036 ^		374	286
BlueMountain CLO Ltd.
6.605% due 04/13/2027		1,000	989
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		2,300	1,608
0.000% due 07/22/2026		1,500	894
Citigroup Mortgage Loan Trust, Inc.
1.151% due 12/25/2036		4,387	2,706
Countrywide Asset-Backed Certificates
1.131% due 06/25/2047 ^		1,850	1,420
1.161% due 03/25/2037		2,788	2,564
1.711% due 01/25/2036		4,000	3,463

First Franklin Mortgage Loan Trust
1.621% due 09/25/2035		3,932	2,126
1.966% due 05/25/2036		7,713	3,609
Fremont Home Loan Trust
1.921% due 06/25/2035 ^		6,000	4,737
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	500	437
Highbridge Loan Management Ltd.
6.484% due 05/05/2027		$500	489
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(f)		3,446	1,619
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.151% due 07/25/2037		11,377	7,192
JPMorgan Mortgage Acquisition Corp.
1.281% due 01/25/2036		772	747
JPMorgan Mortgage Acquisition Trust
1.151% due 11/25/2036		5,282	4,440
4.847% due 01/25/2037 ^		6,978	5,197
Lehman XS Trust
5.170% due 08/25/2035 ^		331	317
Long Beach Mortgage Loan Trust
1.291% due 01/25/2036		5,000	3,739
Magnetite Ltd.
6.308% due 04/15/2027		1,000	969
Merrill Lynch Mortgage Investors Trust
1.151% due 04/25/2037		596	334
Morgan Stanley ABS Capital, Inc. Trust
1.141% due 06/25/2036		1,625	1,393
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		813	575
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.511% due 08/25/2035		5,000	4,002
2.761% due 10/25/2034		573	509
Residential Asset Mortgage Products Trust
2.086% due 12/25/2033		206	199
2.191% due 01/25/2035 ^		2,856	2,069
SLM Student Loan Trust
0.000% due 10/28/2029 (f)		3	3,098
0.000% due 01/25/2042 (f)		4	3,432
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (f)		4,300	2,243
Soundview Home Loan Trust
1.241% due 08/25/2037		2,000	1,641
South Coast Funding Ltd.
1.634% due 08/10/2038		10,472	2,120
Symphony CLO Ltd.
5.758% due 07/14/2026		2,000	1,887
Taberna Preferred Funding Ltd.
1.414% due 08/05/2036		473	341
1.414% due 08/05/2036 ^		8,753	6,302
1.620% due 07/05/2035		9,118	7,385

Total Asset-Backed Securities (Cost $106,206)			108,620

SOVEREIGN ISSUES 1.9%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	750	520
3.875% due 01/15/2022		200	219
5.000% due 01/15/2027		300	313
7.820% due 12/31/2033		2,972	3,497
Autonomous Community of Catalonia
4.900% due 09/15/2021		1,500	1,733
Republic of Greece Government International Bond
3.000% due 02/24/2023 - 02/24/2042		2,840	2,328
3.800% due 08/08/2017	JPY	47,000	416
4.750% due 04/17/2019	EUR	400	424

Saudi Government International Bond
3.250% due 10/26/2026	$200	196
4.500% due 10/26/2046	1,600	1,584

Total Sovereign Issues (Cost $10,299)		11,230

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.0%
TIG FinCo PLC (h)	213,653	277

INDUSTRIALS 0.1%
Forbes Energy Services Ltd.	11,400	353

Total Common Stocks (Cost $679)		630

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/24/2028	775,000	0

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	91,656	34

Total Warrants (Cost $241)		34

PREFERRED SECURITIES 4.0%
BANKING & FINANCE 1.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)	7,450	9,164

INDUSTRIALS 2.4%
Sequa Corp.
9.000%	14,354	14,354

Total Preferred Securities (Cost $23,518)		23,518

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (i) 1.3%		7,418

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.5%
0.713% due 05/04/2017 - 05/25/2017 (e)(f)(m)	2,621	2,621

Total Short-Term Instruments (Cost $10,039)		10,039

Total Investments in Securities (Cost $692,259)		717,740

Total Investments 123.3% (Cost $692,259)		$717,740
Financial Derivative Instruments (k)(l) (0.5)% (Cost or Premiums, net $(1,182))		(2,677)
Preferred Shares (9.5)%		(55,525)
Other Assets and Liabilities, net (13.3)%		(77,437)

Net Assets Applicable to Common Shareholders 100.0%		$582,101

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.6.625% due 10/01/2023	04/09/2015 - 07/30/2015	$2,046	$1,060	0.18%
Odebrecht Offshore Drilling Finance Ltd.6.750% due 10/01/2023	04/09/2015 - 07/30/2015	2,062	1,118	0.19
TIG FinCo PLC	04/02/2015 - 02/24/2017	309	277	0.05

		$4,417	$2,455	0.42%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	1.010%	04/28/2017	05/01/2017	$5,900	U.S. Treasury Notes 1.500% due 03/31/2023	$(6,027)	$5,900	$5,901
SSB	0.050	04/28/2017	05/01/2017	1,518	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(1,553)	1,518	1,518

Total Repurchase Agreements						$(7,580)	$7,418	$7,419

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.250%	03/17/2017	TBD	(4)	$(571)	$(571)
FOB	1.400	04/10/2017	05/12/2017		(2,881)	(2,883)
JML	1.750	04/12/2017	05/05/2017		(11,473)	(11,484)
MSC	1.530	02/02/2017	05/02/2017		(8,161)	(8,192)
	1.530	04/20/2017	05/02/2017		(3,789)	(3,791)
RBC	2.060	02/27/2017	08/28/2017		(6,785)	(6,809)
RDR	1.420	04/12/2017	05/17/2017		(6,335)	(6,340)
	1.600	03/22/2017	06/14/2017		(8,294)	(8,309)
RTA	1.781	03/14/2017	06/14/2017		(7,968)	(7,987)
	2.076	04/04/2017	10/06/2017		(5,466)	(5,474)
UBS	1.450	02/22/2017	05/23/2017		(1,889)	(1,894)
	1.700	02/27/2017	05/30/2017		(2,215)	(2,222)
	1.780	04/20/2017	05/03/2017		(942)	(942)
	1.850	02/21/2017	05/22/2017		(4,252)	(4,267)
	1.890	02/14/2017	05/15/2017		(4,411)	(4,429)
	1.890	03/02/2017	06/02/2017		(5,290)	(5,307)
	1.920	03/14/2017	06/14/2017		(4,218)	(4,229)
	2.000	04/21/2017	07/21/2017		(2,614)	(2,615)

Total Reverse Repurchase Agreements						$(87,745)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended April 30, 2017 was $(83,299) at a weighted average interest rate of 1.543%.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $101,066 have been pledged as collateral under the terms of master agreements as of April 30, 2017.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2017 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Banco Espirito Santo S.A.	5.000%	12/20/2021	12.016%	EUR	100	$(21)	$2	$1	$0
Navient Corp.	5.000	12/20/2021	3.082		$600	52	30	1	0

						$31	$32	$2	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$1,386	$129	$66	$1	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	297	26	9	0	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	700	57	10	1	0

				$212	$85	$2	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		$59,300	$773	$(773)	$0	$(2)
Pay	3-Month USD-LIBOR	2.000	06/15/2021		36,800	435	(812)	2	0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		75,590	3,904	(760)	69	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		169,400	34,726	40,253	458	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		234,240	14,288	31,061	0	(640)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	7,600	356	167	15	0

						$54,482	$69,136	$544	$(642)

Total Swap Agreements						$54,725	$69,253	$548	$(642)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $7,156 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2017	GBP	90	$	115	$0	$(1)
	05/2017	$	3,562	GBP	2,775	32	0
BPS	05/2017	EUR	24,320	$	26,263	0	(229)
	05/2017	$	25,588	EUR	23,454	0	(40)
	06/2017	EUR	23,454	$	25,624	40	0
CBK	05/2017	GBP	2,774		3,558	0	(35)
FBF	05/2017		2,762		3,543	0	(35)
GLM	05/2017		44,594		55,449	0	(2,309)
	05/2017	JPY	44,300		398	0	0
	05/2017	$	530	EUR	498	13	0
	05/2017		60,889	GBP	47,526	666	0
	06/2017	GBP	44,747	$	57,371	0	(632)
MSB	05/2017	$	3,415	GBP	2,698	80	0
UAG	05/2017		394	EUR	369	8	0

Total Forward Foreign Currency Contracts						$839	$(3,281)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2019	1.500%	$2,400	$(247)	$219	$0	$(28)
GST	Petrobras Global Finance BV	1.000	12/20/2019	1.500	8,900	(912)	808	0	(104)
	Petrobras Global Finance BV	1.000	09/20/2020	1.972	10	(1)	0	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2021	2.703	100	(16)	9	0	(7)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	1.972	40	(6)	5	0	(1)

						$(1,182)	$1,041	$0	$(141)

Total Swap Agreements						$(1,182)	$1,041	$0	$(141)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(m)	Securities with an aggregate market value of $2,621 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,936	$2,050	$18,986
Corporate Bonds & Notes
Banking & Finance	0	153,150	4,258	157,408
Industrials	0	114,608	11,892	126,500
Utilities	0	45,478	0	45,478
Convertible Bonds & Notes
Industrials	0	4,178	0	4,178
Municipal Bonds & Notes
California	0	5,091	0	5,091
Illinois	0	13,110	0	13,110
Virginia	0	665	0	665
West Virginia	0	8,064	0	8,064
U.S. Government Agencies	0	26,328	4,662	30,990
Non-Agency Mortgage-Backed Securities	0	153,199	0	153,199
Asset-Backed Securities	0	99,847	8,773	108,620
Sovereign Issues	0	11,230	0	11,230
Common Stocks
Financials	0	0	277	277
Industrials	0	0	353	353
Warrants
Utilities	0	34	0	34
Preferred Securities
Banking & Finance	0	9,164	0	9,164
Industrials	14,354	0	0	14,354
Short-Term Instruments
Repurchase Agreements	0	7,418	0	7,418
U.S. Treasury Bills	0	2,621	0	2,621

Total Investments	$14,354	$671,121	$32,265	$717,740

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	548	0	548
Over the counter	0	839	0	839
	$0	$1,387	$0	$1,387

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(642)	0	(642)
Over the counter	0	(3,422)	0	(3,422)

	$0	$(4,064)	$0	$(4,064)

Total Financial Derivative Instruments	$0	$(2,677)	$0	$(2,677)

Totals	$14,354	$668,444	$32,265	$715,063

There were no significant transfers among Levels 1 and 2 during the period ended April 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,798	$(11)	$49	$2	$212	$0	$0	$2,050	$212
Corporate Bonds & Notes
Banking & Finance	5,517	0	(1,217)	2	153	(197)	0	0	4,258	(32)
Industrials	5,973	5,743	0	6	0	170	0	0	11,892	170
U.S. Government Agencies	4,470	0	(56)	48	23	177	0	0	4,662	174
Asset-Backed Securities	8,165	2,243	0	7	0	(1,642)	0	0	8,773	(1,642)
Common Stocks
Financials	116	39	0	0	0	122	0	0	277	122
Industrials	0	370	0	0	0	(17)	0	0	353	(17)

Totals	$24,241	$10,193	$(1,284)	$112	$178	$(1,175)	$0	$0	$32,265	$(1,013)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,927	Third Party Vendor	Broker Quote	92.250
	123	Proxy Pricing	Base Price	89.190
Corporate Bonds & Notes
Banking & Finance	4,258	Proxy Pricing	Base Price	114.000
Industrials	11,892	Proxy Pricing	Base Price	99.500 - 100.000
U.S. Government Agencies	4,662	Proxy Pricing	Base Price	56.313
Asset-Backed Securities	8,773	Proxy Pricing	Base Price	52.170 - 89,450
Common Stocks
Financials	277	Other Valuation Techniques (2)	—	—
Industrials	353	Other Valuation Techniques (2)	—	—

Total	$32,265

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of April 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 692,259	$47,612	$(22,131)	$25,481

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBD	To Be Determined
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBR	Bank Bill Rate

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Strategy Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017